Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 04, 2014
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 04, 2014
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
Footprints Discover Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return from capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund’s Prospectus and Purchase, Redemption and Pricing of Fund Shares on page 40 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in common stock and fixed income securities of domestic issuers using the adviser’s “Absolute Value” strategy. This strategy relies upon both fundamental and technical analysis to select securities the adviser believes are undervalued and mispriced by the markets.

The adviser uses qualitative and quantitative elements of fundamental analysis to identify securities currently discounted by the market such as those selling below the replacement cost of assets they represent. To determine if a company, in total, is being undervalued, the adviser’s research team derives an estimate of the company’s Absolute Value from key components, including management’s competency, experience, culture, and ownership as well as earnings potential, free cash flow, current debt load, asset replacement cost and sector fundamentals. Once fundamentally-screened discounted securities are identified, the adviser assesses the risk and rewards of securities of the company at various levels of the capital structure (secured debt, debentures, preferred stock, common stock). However, preferred stock is not expected to be a principal part of the Fund’s investment portfolio. After identifying the appropriate investment vehicle within the capital structure, the adviser uses technical analysis, such as a trend-following or a momentum-based price forecast, to identify what it believes is the optimal purchase price.

The Fund invests without restriction as to issuer capitalization, or the credit quality rating and maturity of fixed income securities. With respect to the fixed income portion of the Fund’s portfolio, the adviser invests primarily in lower quality rated corporate debt commonly known as “junk bonds” and mortgage-backed securities (“MBS”), including collateralized mortgage obligations (“CMOs”). Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). The adviser selects CMOs and MBS using the Absolute Value strategy, but with a focus on loan quality, expected losses and structural protections, such as payment priority in the CMO or MBS structure. The adviser may rely upon third party forecasts of these factors to supplement its own analysis. The Fund may also employ leverage through bank borrowing of up to 10% of the Fund’s assets (defined as net assets plus borrowing for investment purposes), when the adviser believes asset returns will exceed borrowing costs.

The adviser seeks capital appreciation from common and preferred stocks and fixed income securities as well as income from dividends or interest to generate total return. The Fund’s adviser does not have a set asset allocation target between equity and fixed income securities. The adviser sells a security once a price target is reached, when more attractive investments are available or to optimally re-allocate Fund assets consistent with the adviser’s Absolute Value strategy.

The Fund is non-diversified which means that it can invest a greater percentage of its assets in any one issue than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Fixed Income Risk: The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

• Leveraging Risk: The use of leverage through borrowing money to purchase additional securities will magnify the Fund’s gains or losses. The Fund will incur interest expenses on borrowed money.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation for investors to evaluate, and the adviser has not previously managed a mutual fund.

• Management Risk: The adviser’s reliance on its value strategy and judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.

• MBS and CMO Risk: MBS and CMOs are subject to credit risk because underlying loan borrowers may default. Borrower default rates may be significantly higher than estimated. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity at faster or slower rates than expected.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.footprintsfund.com or by calling 1-855-445-9339.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-445-9339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.footprintsfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales loads and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3/31/13	7.80%
Worst Quarter:	12/31/13	(5.09)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.09%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Footprints Discover Value Fund | S&P Composite 1500 Pure Value Index T (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	44.34%
Since Inception	rr_AverageAnnualReturnSinceInception	44.34%
Footprints Discover Value Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DAVAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.00%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	765
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,734
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,704
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,128
Annual Return 2013	rr_AnnualReturn2013	(0.25%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Footprints Discover Value Fund | Class A Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.20%)
Footprints Discover Value Fund | Class A Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.51%)

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.95%of daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Fund's adviser.